EMPOWER FUNDS, INC.
Empower Core Bond Fund
Institutional Class Ticker: MXIUX
Investor Class Ticker: MXFDX
(the “Fund”)
Supplement dated November 1, 2024 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2024, as supplemented
Effective immediately, Ron Arons, CFA, is no longer a portfolio manager of the Fund and all references to Mr. Arons in the Prospectus, Summary Prospectus and SAI are hereby deleted in their entirety.
This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary Prospectus and SAI for the Fund, each dated April 30, 2024, as supplemented.
Please keep this Supplement for future reference.